Intangible Assets - Narrative (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization	$ 24.2	$ 17.8	$ 68.7	$ 51.3	$ 70.6	$ 49.9
Weighted average useful life of intangible assets acquired					9 years 8 months 12 days	13 years 2 months 12 days